Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2012
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
(3) ACQUISITIONS AND DIVESTITURES

The Company acquired one-hundred percent of Avtron Loadbank and a marine controls business during the second quarter of 2012. Avtron is a designer and manufacturer of high quality load banks and testing systems for power equipment industries and is included in the Network Power segment. The marine controls business supplies controls and software solutions for optimal operation of refrigerated sea containers and marine boilers and is included in the Climate Technologies segment. In addition to Avtron and the marine controls business, the Company acquired two smaller businesses during 2012 in the Process Management and Network Power segments. These small acquisitions were complementary to the existing business portfolio and none was individually significant. Total cash paid for all businesses was approximately $187, net of cash acquired of $5. Annualized sales for businesses acquired in 2012 were approximately $115. Goodwill of $94 ($36 of which is expected to be tax deductible) and identifiable intangible assets of $82, primarily customer relationships and patents and technology with a weighted-average life of approximately 9 years, were recognized from these transactions.

In the fourth quarter of 2012, the Company sold its Knaack business unit for $114, resulting in an after-tax loss of $5 ($3 income tax benefit). Knaack had 2012 sales of $95 and net earnings of $7. Knaack, a leading provider of premium secure storage solutions for job sites and work vehicles, was previously reported in the Commercial & Residential Solutions business segment.

The Company acquired several small businesses during 2011 which were complementary to the existing business portfolio and reported mainly in the Process Management and Climate Technologies segments. Total cash paid for all businesses was approximately $232, net of cash acquired of $2. Annualized sales for businesses acquired in 2011 were approximately $100. Goodwill of $125 (none of which is expected to be tax deductible) and identifiable intangible assets of $75, primarily customer relationships and patents and technology with a weighted-average life of approximately 12 years, were recognized from these transactions.

In the fourth quarter of 2011, the Company sold its heating elements unit, which was previously included in the Commercial & Residential Solutions segment, for $73, resulting in an after-tax gain of $21 (net of $30 of income taxes). Heating elements had 2011 fourth quarter sales of $12 and net earnings of $1. Only the gain on divestiture and fourth quarter operating results for heating elements, plus the impact of finalizing the 2010 Motors and LANDesk divestitures (see below), were classified as discontinued operations for 2011; prior fiscal 2011 quarters and prior year results of operations for heating elements were inconsequential and have not been reclassified.

The Company acquired one-hundred percent of Chloride Group PLC during the fourth quarter of 2010 and Avocent Corporation during the first quarter of 2010. Chloride provides commercial and industrial uninterruptible power supply systems and services. Avocent products enhance companies' integrated data center management capabilities. Both of these businesses are included in the Network Power segment.

The purchase price of Avocent and Chloride was allocated to assets and liabilities as follows:

2010
Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Results of operations for 2010 included combined sales of $373 and a combined net loss of $73 from Avocent and Chloride, including intangible asset amortization, interest, first year acquisition accounting charges and deal costs. Pro forma sales and net earnings common stockholders of the Company including full year results of operations for Avocent and Chloride were approximately $21.6 billion and $2.1 billion in 2010, respectively. These pro forma results include intangible asset amortization and interest cost.

In addition to Chloride and Avocent, the Company acquired several smaller businesses during 2010 reported mainly in the Process Management and Industrial Automation segments. Total cash paid for all businesses acquired was approximately $2,843, net of cash acquired of $150. Additionally, the Company assumed debt of $169. Annualized sales for businesses acquired in 2010 were approximately $1.1 billion. Identifiable intangible assets of $1,166, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years, were recognized along with goodwill of $1,633, of which only a small amount is tax deductible.

In the fourth quarter of 2010, the Company sold the LANDesk business unit, which was acquired as part of Avocent and was not a strategic fit with Emerson, for $230, resulting in an after-tax gain of $12 ($10 of income taxes). Additionally, LANDesk incurred operating losses of $19. This business was classified as discontinued operations throughout 2010. Also in the fourth quarter of 2010, the Company sold its appliance motors and U.S. commercial and industrial motors businesses (Motors) which had slower growth profiles and were formerly reported in the Commercial & Residential Solutions segment. Proceeds from the sale were $622 resulting in an after-tax gain of $155 ($126 of income taxes). The Motors disposition included working capital of $98, property, plant and equipment of $152, goodwill of $44, and other of $47. The Motors businesses had total annual sales of $827 and net earnings (excluding the divestiture gain) of $38 in 2010. Results of operations for Motors have been reclassified into discontinued operations for 2010 and earlier periods.

The results of operations of the businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.